                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 S. Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif Sheikh
         -------------------------------
Title:    CFO
         -------------------------------
Phone:    (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh                  Los Angeles, CA     October 26, 2000
-------------------------------    -----------------   ----------------
Kashif Sheikh                      [City, State]       [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                              SEPTEMBER 29, 2000



                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
       COMMON STOCK
             ALLERGAN, INC.            018490102        82,200             6,940,762.50
             APACHE CORP.              037411105         4,000               236,500.00
             APEX MORTGAGE             030564101        51,666               377,161.80
             CAPITAL
             BARRETT                                    26,000               983,125.00
             RESOURCES
             BOEING                    097023105       410,000            25,830,000.00
             CORPORATION
             COSTCO                    22160Q102       393,000            13,730,437.50
             CSG SYSTEMS               126349109       111,224             3,225,496.00
             INTERNATIONAL
             DELPHI FINANCIAL          247131105       480,957            19,478,769.58
             GROUP, INC.
             EDISON SCHOOLS                            740,000            23,495,000.00
             ENRN OIL & GAS CO.                         10,000               388,750.00
             ENRON                     293561106       929,270            81,427,283.75
             EXODUS                                    347,600            17,162,750.00
             COMMUNICATIONS,
             INC.
             FLEXTRONICS               Y2573F102       111,100             9,124,087.50
             FREEPORT                  35671D105         7,752                63,954.00
             MCMORAN COPPER
             & GOLD CLASSA
             FREEPORT                  35671D857        82,463               726,705.19
             MCMORAN COPPER
             & GOLD CLASSB
             FUELCELL ENERGY                            91,000             8,757,328.12
             INC.
             HILTON HOTELS                              21,000               242,812.50
             HOME DEPOT INC.           437076102        49,950             2,650,471.87
             12 TECHNOLOGIES           465754109        76,100            14,235,456.25
             INVESTORS                               1,934,998           122,146,748.75
             FINANCIAL
             SERVICES
             MCMORAN                   582411104        12,895               149,587.22
             EXPLORATION CO.
             METROMEDIA FIBER          591689104       468,250            11,384,328.12
             NETWORK INC.
             MORGAN STANLEY            617446448        96,400             8,814,575.00
             DEAN WITTER
             NORTHWEST AIR                              86,000             2,112,375.00
             PEGASUS SYSTEMS           705906105         1,630                31,886.88
             PHARMACIA                                   3,300               198,618.75
             CORPORATION

                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                              SEPTEMBER 29, 2000



                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
             PHYSIOMETRIX, INC.                         11,200               247,800.00
             PROBUSINESS               742674104       599,367            18,130,851.75
             SERVICES
             SEI INVESTMENTS           784117103        93,000             6,579,750.00
             CO.
             SIEBEL SYSTEMS            826170102        97,700            10,875,231.25
             INC.
             STRATUS                   863167102       185,510               834,795.00
             PROPERTIES
             SUPERGEN INC.                               8,000               153,500.00
             SYNTROLEUM                                823,200            16,772,700.00
             CORPORATION
             TIFFANY                   886547108       107,600             4,149,325.00
             TRIAD HOSPITALS                             7,200               211,500.00
             INC
             VIACOM CLASS B            925524308       178,000            10,413,000.00
                                                                        ---------------
                                                                         442,283,424.29

 LIMITED PARTNERSHIP DISTRIBUTIONS
             BROADCOM CORP                              29,566             7,206,712.50
             COMPUGEN (can trade                       122,825             1,688,843.75
             on 6/12/01)
             MARCONI PLC                                 5,620                76,656.80
             VIANT                                      47,352               278,193.00
             CORPORATION                                                ---------------
                                                                           9,250,406.05

 (ADR'S) AMERICAN DEPOSITORY RECEIPT
             KOREA TELECOM                             288,700             9,707,537.50
             CORP SP-ADR

 CONVERTIBLE PREFERRED
             TRANS WORLD AIR           893349753       110,000             1,320,000.00
             SERIES 144A

 CONVERTIBLE BONDS
             ASIA PULP & PAPER         00202paa8       185,000             9,620,000.00
             COMPANY
             CONVERTIBLE BOND
             144A 3.5% 4/30/03
             3.500% Due 04-30-03


                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                              SEPTEMBER 29, 2000


                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
 CANADIAN COMMON STOCK
             Canadian Hunter Expl      136046109        93,500             2,270,502.57

 MEXICAN COMMON STOCK
             CORPORACION GEO                           802,200             1,385,154.66
             S.A.-SER B
             JUGOS DEL VALLE                         1,074,265               509,820.68
             S.A.-SER B                                                 ---------------
                                                                           1,894,975.34

 TOTAL PORTFOLIO                                                         476,346,845.75